Significant accounting policies	12 Months Ended
Mar. 31, 2023
Significant Accounting Policies [Abstract]
Significant accounting policies	Significant accounting policies
Basis of preparation
The consolidated financial statements have been prepared on a historical cost basis, except for warrants, derivative financial instruments, put options and other investments that have been measured at fair value. The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements, are disclosed in Note 5.
Certain prior year amounts have been reclassified for consistency with the current year presentation, including the reclassification of the current lease liabilities from “Other current liabilities” to “Other current financial liabilities” (refer to Note 13) as those liabilities are financial liabilities by nature. These reclassifications are not material and had no effect on the reported results of operations.
Revision of prior period financial statements
In connection with the second amendment of the CEO’s employment agreement (refer to Note 24), resulting in the modification of certain terms within its share option plan (SOP) and restricted share awards (RSA), the Group identified, during the second quarter of the financial year ended March 31, 2023, an error in the valuation at grant date of its 2019 and 2020 SOP & RSA grants related to the underlying mechanics of the model, as well as the calculation of the expected volatility assumption and the grant date determination. As a result, the share-based compensation expense and equity were understated and the comparative period has been revised in the consolidated financial statements and related notes.
Management evaluated the effect of the error to its previously issued consolidated financial statements in accordance with IAS 8 – Accounting Policies, Accounting Estimates and Errors (“IAS 8”). Based upon quantitative and qualitative factors, Management has determined that the error was not material to any of the prior annual and interim period consolidated financial statements, and therefore, amendments of previously filed reports were not required. However, Management determined that the impact of the correction would be material to record within the year ended March 31, 2023. As such, the revision for the correction is reflected in the financial information of the financial years ended March 31, 2022 and 2021, and disclosure of the revised amounts on other prior periods will be reflected in future filings containing the applicable period.
The following tables present the effect of the aforementioned revision on the Group’s consolidated statements of financial position, consolidated income statements, consolidated statements of comprehensive loss, consolidated statements of cash flows and consolidated statements of changes in equity.

Revision to Consolidated Income Statements

	For the financial year ended March 31
	2022			2021
(EUR thousand)	As previously reported	Adjustments	Revised	As previously reported	Adjustments	Revised
Operating expenses	(209,825)	(2,752)	(212,577)	(486,094)	(1,991)	(488,085)
Operating Loss	(83,877)	(2,752)	(86,629)	(441,398)	(1,991)	(443,389)
Loss before tax	(108,495)	(2,752)	(111,247)	(465,362)	(1,991)	(467,353)
Income tax benefit	13,802	810	14,612	30,977	894	31,871
Loss for the year	(94,693)	(1,942)	(96,635)	(434,385)	(1,097)	(435,482)
Loss attributable to:
Owners of the parent	(95,235)	(1,942)	(97,177)	(432,972)	(1,097)	(434,069)
Non-controlling interests	542	—	542	(1,413)	—	(1,413)
Loss for the year	(94,693)	(1,942)	(96,635)	(434,385)	(1,097)	(435,482)

Basic and diluted loss per ordinary share	(0.48)	(0.01)	(0.49)	(2.28)	—	(2.28)

Revision to Consolidated Statements of Comprehensive Loss

	For the financial year ended March 31
	2022			2021
(EUR thousand)	As previously reported	Adjustments	Revised	As previously reported	Adjustments	Revised

Loss for the year	(94,693)	(1,942)	(96,635)	(434,385)	(1,097)	(435,482)

Total comprehensive loss for the year	(88,902)	(1,942)	(90,844)	(430,105)	(1,097)	(431,202)

Attributable to:
Owners of the parent	(88,611)	(1,942)	(90,554)	(428,044)	(1,097)	(429,141)
Non-controlling interest	(290)	—	(290)	(2,061)	—	(2,061)
Total comprehensive loss for the year	(88,902)	(1,942)	(90,844)	(430,105)	(1,097)	(431,202)

Revision to Consolidated Statements of Financial Position

	As of March 31, 2022
(EUR thousand)	As previously reported	Adjustments	Revised

EQUITY AND LIABILITIES

Equity attributable to owners of the parent
Share capital	1,907	—	1,907
Share premium	1,634,469	—	1,634,469
Other equity	(10,179)	—	(10,179)
Other reserves	(968,793)	3,038	(965,755)
Accumulated losses	(848,929)	(3,038)	(851,967)
	(191,525)	—	(191,525)
Non-controlling interests	5,732	—	5,732
Total equity	(185,793)	—	(185,793)

Revision to Consolidated Statements of Cash Flows

	For the financial year ended March 31
(EUR thousand)	2022			2021
	As previously reported	Adjustments	Revised	As previously reported	Adjustments	Revised
Loss before tax	(108,495)	(2,752)	(111,247)	(465,362)	(1,991)	(467,353)
Other non-cash items	(18,891)	1,942	(16,949)	16,935	1,097	18,032
Changes in working capital	(47,067)	810	(46,257)	19,843	894	20,737
= Net cash used in operating activities (A)	(86,998)	—	(86,998)	(103,146)	—	(103,146)

Revision to Consolidated Statements of Changes in Equity

	For the financial year ended March 31, 2022
	As previously reported					Adjustments					Revised
(EUR thousand)	Equity settled share based payments	Accumulated losses	Equity	Non-controlling interests	Total equity	Equity settled share based payments	Accumulated losses	Equity	Non-controlling interests	Total equity	Equity settled share based payments	Accumulated losses	Equity	Non-controlling interests	Total equity
March 31, 2021	43,871	(753,692)	(107,369)	6,779	(100,590)	1,097	(1,097)	—	—	—	44,968	(754,789)	(107,369)	6,779	(100,590)
Profit / (Loss) for the period	—	(95,235)	(95,235)	542	(94,693)	—	(1,942)	(1,942)	—	(1,942)	—	(97,177)	(97,177)	542	(96,635)
Total comprehensive loss	—	(95,235)	(88,612)	(290)	(88,902)	—	(1,942)	(1,942)	—	(1,942)	—	(97,177)	(90,554)	(290)	(90,844)
Employee share schemes	4,471	—	4,471	—	4,471	1,942	—	1,942	—	1,942	6,414	—	6,414	—	6,414
Total contribution and distribution	3,791	—	4,460	(623)	3,837	1,942	—	1,942	—	1,942	5,733	—	6,403	(623)	5,780
Change in non-controlling interests	—	—	—	(134)	(134)	—	—	—	—	—	—	—	—	(134)	(134)
March 31, 2022	47,661	(848,928)	(191,523)	5,732	(185,793)	3,039	(3,039)	—	—	—	50,700	(851,967)	(191,523)	5,732	(185,793)
Going concern
The Group believes that it will be able to meet all of its obligations as they fall due for at least 12 months after the date of issuance of these financial statements, hence, these consolidated financial statements have been prepared on a going-concern basis. In the financial year ended March 31, 2023 the Group has completed its refinancing with the Supplemental Liquidity Facility, which, together with the Senior Debt Facility, substantially increased the Group liquidity. In addition, based on the Group’s current assessment, and in line with the Group’s continued recovery from the COVID-19 virus impact, the Group does not expect any material adverse impact on its long-term development timeline or its liquidity and its ability to comply with the covenant discussed in Note 25 that could have an impact on its ability to remain a going concern.
Basis of consolidation
The consolidated financial statements comprise the financial statements of Global Blue Group Holding AG and its subsidiaries as of March 31, 2023, 2022 and 2021.
Subsidiaries
Subsidiaries are all entities over which the Group has control. The Group controls an entity when it has power over that entity, when it is exposed or has rights to variable returns from its involvement with that entity and when it has the ability to use its power over that entity to affect the amount of the returns. Subsidiaries are fully consolidated from the date on which control is transferred to the Group and are de-consolidated from the date that control ceases.
Inter-company transactions, balances and unrealized gains on transactions between group companies are eliminated. Unrealized gains/losses are also eliminated. Accounting policies of subsidiaries are consistent with the policies adopted and selected by the Group.
Transactions with non-controlling interests
Transactions with non-controlling interests that do not result in loss of control are accounted for as equity transactions that is, as transactions with the owners in their capacity as owners. For purchases from non-controlling interests, the difference between fair value of any consideration paid and the relevant share acquired of the carrying value of net assets of the subsidiary is recorded in equity. Gain or losses on disposals to non-controlling interests are also recorded in equity.
When the Group ceases to have control, any retained interest in the entity is re-measured to its fair value at the date when control is lost, with the change in carrying amount recognized in the income statement. This fair value is the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the Group had directly disposed of the related assets or liabilities. This may mean that amounts previously recognized in other comprehensive income are reclassified to the income statement.
Investment in joint ventures and associates
The Group applies IFRS 11 to all joint arrangements, under which investments are classified as either joint operations or joint ventures, depending on the contractual rights and obligations of each investor; a joint venture is a type of joint arrangement whereby the parties, with joint control of the arrangement, have the rights to the net assets of the joint venture. The Group exercises joint control over a joint arrangement when decisions relating to the relevant activities of the arrangement require the unanimous consent of the Group and the other parties with whom control is shared. Joint ventures are accounted for using the equity method.
Under IAS 28, an associate is an entity over which the Group has significant influence, which is the power to participate in the financial and operating policy decisions of the investee, without though having control or joint control over those policies. Associates are accounted for using the equity method of accounting from the date significant influence is obtained.
Under the equity method, the investments are initially recognized at cost and adjusted thereafter to recognize the Group’s share of the profit/(loss) and other comprehensive income/(loss) of the investee. The Group’s share of the investee’s profit/(loss) is recognized in the consolidated income statement.
Distributions received from an investee reduce the carrying amount of the investment. Post-acquisition movements in other comprehensive income/(loss) are recognized in other comprehensive income/(loss) with a corresponding adjustment to the carrying amount of the investment.

Changes in accounting policies
Changes in accounting policies in the financial year ended March 31, 2023
The following amendments to existing standards became effective in the current period, with either no or no material impact on the Group and are not expected to significantly affect future periods:
•Property, Plant and Equipment: Proceeds before Intended Use – Amendments to IAS 16
•Onerous Contracts – Cost of Fulfilling a Contract – Amendments to IAS 37
•Annual Improvements to IFRS Standards 2018-2020, and
•Reference to the Conceptual Framework – Amendments to IFRS 3.

Standards and amended standards issued but not yet effective up to the date of issuance of the Group’s financial statements are listed below:
•Amendment to IAS 1, Presentation of Financial Statements - Disclosure of Accounting Policies
•Amendments to IAS 1, Presentation of Financial Statements - Classification of Liabilities as Current or Non-current
•Amendments to IAS 8, Accounting policies, Changes in Accounting Estimates and Errors - Definition of Accounting Estimates
•Amendments to IAS 12 Income Taxes: Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction
•IFRS 17: Insurance Contracts
•Amendment to IFRS 16 Leases: Changes in the illustrative example related to Lease Liability in a Sale and Leaseback
•Amendments to IAS 12: International Tax Reform — Pillar Two Model Rules
•Amendments to IAS 7 and IFRS 7: Supplier Finance Arrangements
The Group has not adopted any of the above standards, interpretations or amendments that have been issued, but are not yet effective; such standards are not currently expected to have a material impact on the Group in the current or future reporting periods and on foreseeable future transactions.
Revenue recognition
Revenue is recognized when a customer obtains control of goods or services and thus has the ability to direct the use and obtain the benefits from the goods or services. Revenue represents the fair value of consideration received or receivable from clients for services provided by the Group, net of discounts, VAT and other sales-related taxes, after eliminating sales within the Group.
Revenue from external customers derives from the following services:
VAT refund services
Global Blue provides a solution that facilitates the VAT refund process for both merchants and travelers. Specifically, the traveler receives a refund from Global Blue of the total VAT paid, less a commission, which varies based on a number of factors such as the merchant, country and amount of purchase. After processing the refund, Global Blue invoices either the relevant merchant or the government, for the full VAT amount, which is paid to the Group in full. The merchant then reclaims the VAT from the government and invoices Global Blue in turn for their portion of the commission, the rate of which varies according to the contractual agreements with each customer. Whilst the transaction flow involves various parties, Global Blue’s involvement in respect of the tax authorities is considered to be of a pass-through nature, and it is therefore considered to be an agent for this part. The commission received by Global Blue, net of the share paid to the merchant, is recognized as revenue.
Such service is contracted with merchants, who are provided with a license to a specifically designed IT system, related forms to collect the relevant information about the traveler to allow a tax refund and any related training and support required to allow the merchant to make use of Global Blue’s service. These elements are all essential to the provision of VAT refund services and, as a result of their interdependency, and the fact the customer (i.e. merchant) would not be able to make use of such elements on their own, they are considered part of a single performance obligation.
Commission revenue is recognized at a point in time, upon receipt of a validated tax refund transaction from the traveler, which establishes the right to a VAT refund.
In certain instances, the payment to the traveler cannot be completed successfully and the amount due remains unclaimed. These unsuccessful payments represent a very small percentage of the large number of refunds processed. The revenue related to such amounts is recognized when the residual risk of a cash outflow is extinguished.
Service revenues from other related solutions, such as intelligence and marketing, are recognized at the point in time the services are performed and delivered. Timing of recognition is made by reference to when there is a right to consideration to the extent of the performance of contractual obligations and the agreed level of fees for the services.
Timing of recognition of revenue is made by reference to the time the advertisements are published on the appropriate medium and based on the agreed level of fees.
Payment and AVPS services
In a Dynamic Currency Choice transaction, a traveler pays for goods or services in the merchant’s currency, which is fixed at the time of the transaction and at which point the Group earns a commission for the foreign exchange spread for the service, from which fees are paid to both the participating merchant and the acquiring bank.
As the Group is acting only as an agent, revenue is recorded net in the consolidated income statement at the time of the transaction (i.e. at a point in time). The revenue recognized, consists of the total AVPS commission earned from the traveler (i.e. gross commission) less the amount of commissions paid to participating merchants and acquiring banks.
Global Blue provides other services to merchants (provision of electronic payment switching services and provision of multi-currency conversion services), for which revenue is recognized from the transfer of such services over time, as the nature of these activities means that the Group’s customers simultaneously receive and consume the benefits provided by the Group as the Group performs its obligation.
RTS services
Global Blue offers the retailers Retail Tech Solutions that can be easily integrated with their core systems, allowing them to optimize and digitalize their processes throughout the omni-channel customer journey i.e. in-store and online.
In order to address the e-commerce orders returns, Global Blue’s technology platform provides a profitability solution to retailers by reducing logistical costs via consolidation, local market resale, and inbound consumer queries, as well as by allowing exchanges versus simply return of goods. The revenue is recognized when the service is rendered (point in time), and consists of fees earned per return and on carrier costs.
With some countries introducing mandatory e-invoicing and following the latest paperless sustainable practices, Global Blue’s innovative digital solution allows retailers to send content-rich, personalized digital receipts to consumers, whilst capturing data that allows for customer insight, management, and engagement. Its technology can also be linked to brand-loyalty programs. The revenue is recognized when the service is rendered (point in time), and consists of a service fee charged to merchants.
Moreover, the Group offers SaaS solutions for online purchases operating as an e-commerce platform, enabling content-rich and delivery notifications as well as a customized tracking webpage on the retailer’s website. The Group recognizes revenue when the service is rendered (at point in time), and consists of a service fee charged to merchants.
Sales tax
Revenues, expenses and assets are recognized net of the amount of sales taxes / value added taxes except:
•where the sales tax incurred on a purchase of goods and services is not recoverable from the taxation authority, in which case the sales tax is recognized as part of the cost of acquisition of an asset or as part of the expense item as applicable; and
•receivables and payables are stated with the amount of sales tax included.
The net amount of sales tax recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the statement of financial position.
Segment reporting
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker (CODM). The CODM, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Executive Committee (ExCom); for details on the Group’s segments refer to Note 6.
Operating expenses
Amortization of intangible assets acquired through business combinations
Represents the amortization of the assets recognized in the process of the purchase price allocation during an acquisition. The majority of this amortization relates to the 2012 acquisition of Global Blue by Silver Lake and Partners Group (see below Intangible assets).
Exceptional items
Exceptional items consist of items which the Board of Directors (“Board”) considers as not directly related to ordinary business operations and which are not included in the assessment of management performance. These are detailed in Note 9 and include, among others, business restructuring expenses, corporate restructuring expenses, directors’ fees, impairment expense (if any), gains and losses on disposals of fixed assets, share-based payments, changes in fair value of warrants and put options, and other exceptional items.
Finance Income / Costs
Finance income comprises of interest received on funds invested, foreign exchange gains and losses, and gains and losses on hedging instruments that are recognized in the income statement. Interest income is recognized in the income statement by applying the effective interest rate to the gross carrying amount of a financial asset, except for financial assets that subsequently become credit‐impaired; for credit‐impaired financial assets, the effective interest rate is applied to the net carrying amount of the financial asset.
Finance costs consist of interest payable on borrowings, calculated using the effective interest rate method and interest payable on lease liabilities using the incremental borrowing rates.
Grants
A government grant is recognized in the income statement when there is reasonable assurance that both:
(a)the Group will comply with any conditions attached to the grant, and
(b)the grant will be received in accordance with IAS 20.
Government grants relating to costs are recognized in the income statement over the period necessary to match them with the costs that they are intended to compensate.
Grants received are recognized within Operating Expenses as an offset to the associated costs.
Government grants relating to assets are deducted from the carrying amount of the assets and recognized in the income statement over the life of the asset as reduced depreciation or amortization expense.
Leases
The lease liability is initially measured at the present value of the lease payments payable over the lease term discounted at the incremental borrowing rate.
The lease liability is subsequently remeasured to reflect changes in:
•the lease term (using a revised discount rate);
•the assessment of a purchase option (using a revised discount rate);
•the amounts expected to be payable under residual value guarantees (using the original discount rate); or
•future lease payments resulting from a change in an index or a rate used to determine those payments (using the original discount rate).
The lease contracts that do not meet the recognition criteria of IFRS 16 or qualify as exceptions, such as low value assets contracts or short-term lease contracts, are expensed through the income statement directly.
The interest expense on the lease liability is presented as a component of finance costs.
Foreign currencies
Functional and presentation currency
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the ‘functional currency’). The consolidated financial statements are presented in thousands of Euros, which is the Group’s presentation currency.
Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the income statement.
Group companies
The results and financial position of all the Group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:
•Assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of the statement of financial position;
•Income and expenses for each income statement are translated at average exchange rates or at rates prevailing on the transaction dates (a reasonable approximation of the actual rate being available); and
•All resulting exchange differences are recognized as a separate component of other comprehensive income called “currency translation adjustments”.
On consolidation, exchange differences arising from the translation of the net investment in foreign operations and of borrowings, are taken to other comprehensive income. When a foreign operation is partially disposed of or sold, exchange differences that were recorded in equity are recognized in the income statement as part of the gain or loss on sale.
Goodwill arising on acquisition of a foreign operation and any fair value adjustment arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing rate.
Property, plant and equipment
Property, plant and equipment, are stated at cost less accumulated depreciation and any accumulated impairment losses. The cost of an item of property, plant and equipment consists of the purchase price and any costs directly attributable to bringing the asset into use. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. All other repairs and maintenance are charged to the income statement during the financial year in which they are incurred.
Depreciation is calculated on a straight-line basis, writing down the assets, excluding any estimated residual value, in equal installments over their estimated useful economic lives as follows:
•Machinery, equipment and computers: 3-5 years
•Leasehold improvements: over the contract period.
The residual values and useful economic lives of all Machinery, equipment and computers are reviewed on an annual basis and adjusted, if appropriate, at the end of each financial year. Leasehold improvements are depreciated over the remaining useful life of the related asset or to the date of the next leasehold renewal, whichever is sooner.
Gains and losses on disposals are calculated by comparing proceeds with carrying amount and are included as appropriate as "Exceptional items" in the Operating expenses.
The Right of use asset is recognized according to IFRS 16 as follows:
•At the initial recognition of the lease, the Right of use asset is measured at the amount of lease liability plus any initial direct costs incurred by Global Blue and adjustments such as: lease incentives and payments at or prior to commencement;
•The asset is measured at cost less the accumulated depreciation and accumulated impairment.
Depreciation is calculated on a straight-line basis over the lease term.
Intangible assets
Goodwill
The excess of the fair value of consideration transferred and the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired are recorded as goodwill.
Goodwill is included in “intangible assets” and carried at cost less accumulated impairment losses. Goodwill is tested annually for impairment or more frequently if events or changes in circumstances indicate a potential impairment. For the purposes of impairment testing, goodwill acquired in a business combination is allocated to each of the cash-generating units (CGU) that are expected to benefit from the synergies of the combination. For the impairment testing the carrying value of the CGU is compared to the recoverable amount, which is the higher of value-in-use and the fair value less costs of disposal. Any impairment is recognized immediately in the income statement; impairment losses on goodwill are not reversed, while any gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.
Customer relationships
Acquired customer relationships are recognized at the acquisition date at fair value and amortized over a 9 to 20.5 year period, reflecting the estimated useful life of these assets.
In addition, long-term customer contracts include the incremental costs of obtaining a contract with a customer and are recognized as assets, as long as a service is being rendered over the contract period.
Trademarks
Trademarks are acquired in a business combination and are recognized at fair value, either with a definite or indefinite useful life. Trademarks with a definite useful life are carried at cost less accumulated amortization; amortization is calculated using the straight-line method to allocate the cost over 20 years, reflecting the estimated useful life of these assets.
Software and other intangible assets
Computer software licenses that do not form an integral part of related hardware are capitalized at cost and amortized over their useful life.
Costs associated with maintaining computer software programs are recognized as an expense as incurred.
Costs that are directly associated with the production of identifiable and unique software products controlled by the Group that will generate probable economic benefits beyond one year, are recognized as intangible assets. Costs include the software development employee costs, costs of material and services used, legal fees and directly attributable overheads. Computer software development costs recognized as an intangible asset are amortized over their useful economic life of 3-5 years.
Impairment of non-financial assets
Assets that have an indefinite useful life, such as goodwill, are not subject to amortization but are tested at least annually for impairment or more frequent if events or changes in circumstances indicate a potential impairment. Assets that are subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value-in-use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units). Non-ﬁnancial assets other than goodwill subject to an impairment in prior fiscal periods are reviewed for possible reversal of the impairment at each reporting date.
Financial assets
Classification
The Group classifies its financial assets in the two following categories: “at fair value through profit or loss” and “at amortized cost”; the classification depends on the purpose for which the financial assets were acquired. Management determines the classification of its financial assets at initial recognition as follows:
(a) Financial assets at fair value through profit or loss
Financial assets shall be measured at fair value through profit or loss unless they are measured at amortized cost or at fair value through other comprehensive income. Assets in this category are classified as current assets if expected to be settled within 12 months; otherwise, they are classified as non-current.
(b) Financial assets at fair value through other comprehensive income
For other investments not classified as held for trading, the Group can make an irrevocable election to present subsequent changes in the fair value in other comprehensive income.
(c) Financial assets at amortized cost
Financial assets at amortized cost are held in order to collect contractual cash flows paid on specified dates, which solely consist of payment of principal and interest on the principal amount outstanding. These assets are included in current assets, except for maturities greater than 12 months after the end of the reporting period, which are classified as non-current assets. The Group’s Financial assets at amortized cost consist of trade receivables, other current receivables and cash and cash equivalents in the consolidated statement of financial position.
Other investments
Other investments are equity investments that are not classified as investments in joint ventures nor as investments in subsidiaries.
Other investments are recognized at fair value on the date of the transaction and are subsequently remeasured at fair value. The Group has classified and measures the other investments at fair value through other comprehensive income and recognizes gains and losses arising from the changes in fair value in other comprehensive income. There is no subsequent reclassification of fair value gains and losses to the income statement following the derecognition of the investment. Dividends from other investments are recognized in the income statement.
Trade receivables
Trade receivables are amounts mainly due from merchants and tax authorities for merchandise sold or services performed in the ordinary course of the TFSS and Intelligence and Marketing services. The majority of amounts accounted as trade receivables are related to invoices and accruals for processed TFSS transactions as well as early refunds to tourists and refund agents. A lesser part of trade receivables relates to RTS; the nature of those receivables are invoices issued for services to retailers with payment terms less than 30 days. If collection is expected in one year or less, they are classified as current assets. If not, they are presented as non-current assets.
Trade receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less provisions for impairments. A provision for impairment of a trade receivable is established based on the expected credit loss model. The Group applies the IFRS 9 simplified approach to measuring the expected credit loss, which uses a lifetime expected loss allowance. To measure the expected credit loss, trade receivables have been grouped by months past due.
The expected credit loss rates are based on the payment profiles of customers over a 12 month period before March 31, 2023 and March 31, 2022 respectively and the corresponding historical credit losses over the analyzed period. The historical credit losses are adjusted in order to reflect the current and forward-looking information on macroeconomic factors affecting the ability of customers to settle the receivables.
Even though one of the potential consequences of COVID-19 pandemic could have been that merchants or customs and tax authorities could potentially fail or refuse to pay Global Blue, thus potentially negatively impacting Global Blue’s business and results of operations, resulting in an increase in Trade receivables past due for more than 3 months, there has not been any material increase in trade receivables past due for more than 3 months since April 1, 2020. In addition, Global Blue only pays the revenue share or commission to merchants after having collected the receivables, thereby reducing the net exposure. Thus, the Group concluded that there is no significant difference between the historical loss rates and the expected credit loss rates.
The Group applies the following expected loss rates for the financial year ended March 31:

Days past due	2023	2022
0 – 3 months	0%	0%
3 – 6 months	25%	25%
6 – 9 months	50%	50%
9 – 12 months	75%	75%
>12 months	100%	100%
The carrying amount of the asset is reduced through the use of an allowance account, and the amount of the loss is recognized in the income statement. When a trade receivable is uncollectible, it is written off against the allowance account for trade receivables. Subsequent recoveries of amounts previously written off are credited in the income statement.
Other current receivables
Other current receivables are recognized at fair value; due to the short-term nature of the other current receivables, their carrying amount is considered to be the same as their fair value.
Prepaid expenses
Prepaid expenses are expenses that have been paid in advance but have not yet been incurred or consumed. Prepaid expenses are initially recorded as current assets, because they have future economic benefits, and are expensed at the time when the benefits are realized.
Cash and cash equivalents
Cash and cash equivalents include cash on hand, deposits held at call with banks and other short term highly liquid investments with original maturities of three months or less. Drawn bank overdrafts are shown within borrowings in current liabilities on the statement of financial position.
Share capital
Share capital consists of ordinary shares, preference shares, warrants and treasury shares.
Preference shares
The Group accounts for preference shares under IAS 32.
To determine the appropriate accounting treatment under IAS 32, the Group reviews the term and conditions of the preference shares to conclude whether the preference shares have the characteristics of:
•a financial liability – when the preference shares pay a fixed rate or dividend and / or have a mandatory redemption feature at a future date, then the substance is that they are contractual obligation to deliver cash, and they are recognized as a liability;
•an equity instrument – when the preference shares do not have a fixed maturity and the issuer does not have a contractual obligation to make any payment.
Treasury shares
The Group accounts for treasury shares under IAS 32.
Consideration paid by Global Blue to acquire its own shares are debited directly to equity. Consideration received from the sale of treasury shares are credited directly to equity. No gain or loss is recognized on the purchase, sale, issue, or cancellation of treasury shares.
Treasury shares may be acquired and held by the entity or by other members of the consolidated group (i.e. an entity and its subsidiaries).
The incremental costs that are directly attributable to the issuing or buying back treasury shares are recognized as a deduction from equity.
The remaining costs (e.g. general administrative costs) are expensed as incurred.
Financial liabilities
The Group classifies its financial liabilities in the following categories: “at fair value through profit and loss” or “at amortized cost”, as appropriate.
All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings, less directly attributable transaction costs.
The Group's financial liabilities include trade payables, other current liabilities, accrued liabilities, bank overdrafts, interests bearing loans and borrowings, other non-current liabilities and derivative financial instruments.
(a) Financial instruments at fair value through profit and loss
Financial liabilities at fair value through profit and loss comprise of financial instruments held for trading, put options from acquisitions and warrants.
Financial liabilities are classified as held for trading if they are acquired for the purpose of selling in the near term. This category includes derivative financial instruments obtained by the Group that are not designated as hedging instruments in hedge relationships as defined by IFRS 9.
Gains and losses on liabilities held-for-trading are recognized in the income statement within “net finance costs”.
Warrants are accounted for as derivative financial instruments and therefore as financial liabilities through profit and loss as they give the holder the right to obtain a variable number of ordinary shares.
Such derivative financial instruments were initially recognized at fair value on the date on which the merger was consummated and are subsequently remeasured at fair value through profit or loss. The warrants expire on August 31, 2025 (the fifth anniversary of the closing) or earlier upon redemption or liquidation in accordance with their terms.
Other derivative instruments (such as the put options from the acquisitions) are recognized at fair value on the date of the transaction and are subsequently remeasured at fair value through profit and loss.
(b) Interest-bearing loans and borrowings
Interest-bearing loans and borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently carried at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the income statement over the period of the borrowings using the effective interest method.
Fees paid on the establishment of loan facilities are recognized as transaction costs of the loan to the extent that it is probable that some or all of the facility will be drawn down. In this case, the fee is deferred until the draw-down occurs. To the extent there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalized as a prepayment for liquidity services and amortized over the period of the facility to which it relates.
Derecognition of financial assets and liabilities
Financial assets are derecognized when the contractual rights to the cash flow have expired or been transferred together with substantially all risks and rewards. Financial liabilities are derecognized when they are extinguished.
Share-based payment transactions
Cash-settled share-based payment transactions
A cash-settled share-based compensation plan was adopted within the framework of the 2022 acquisition of ShipUp. The fair value of the employee’s services received in exchange of the grant of the shares is recognized as an expense. The total amount is determined by reference to the fair value of the shares granted and is recognized over the vesting period.
At the end of each reporting period, the Group revised its estimates of the fair value of the liability for the share-based payment and the difference is recognized under expenses. As soon as the Group has no unconditional right to defer payment beyond 12 month from financial year end, the liability is reclassified to the other current financial liabilities; for more information, please refer to Note 24.
Equity-settled share-based payment transactions
As mentioned in Note 24 as part of Global Blue´s Management Incentive Plan some employees were granted restricted stock awards (“RSAs”) and/or share options plans (“SOP”). Such incentive plans qualify as equity settled share based payment transactions in accordance with IFRS 2, as the Group receives services from the employee as consideration for its own equity instruments (shares in RSAs and share options in SOP).
The fair value of the employee SOPs and RSAs is recognized as an operating expense with a corresponding increase in equity. The fair value is determined at the grant date and the total expense is recognized over the vesting period. At the end of each reporting period, the Group revises its estimates of the number of options/shares which are expected to vest based on the non-market vesting and service conditions. The impact is recognized in the income statement with the corresponding adjustment in equity.
At vesting, the difference between the fair value of the shares recognized in the share-based payment reserve and the nominal value of the shares, is transferred from the equity-settled shared based payment other reserve to the share premium of ordinary shares.
When the amendment of the terms of any MIP is considered as replacing pre-existing ones, modification accounting under IFRS 2 is applied, and the fair value of the granted instruments re-measured. If the modification occurs during the vesting period, the incremental fair value granted is included in the measurement of the amount recognized for services received over the period from the modification date until the date when the modified equity instruments vest, in addition to the amount based on the grant date fair value of the original equity instruments. If the modification occurs after vesting date, the incremental fair value granted is recognized immediately.
Current and deferred income tax
The current income tax charge is calculated based on the tax laws enacted or substantively enacted at the balance sheet date in the countries where the Company’s subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate based on the amounts expected to be paid to the tax authorities.
Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, the deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting, nor taxable income. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized, or the deferred income tax liability is settled.
Deferred income tax assets are recognized to the extent that it is probable that future taxable profit will be available against which the temporary differences, and the carry-forward of unused tax losses, can be utilized.
Employee benefits
Defined contribution plans
The Group has insured contributory plans covering substantially all employees. The costs for these plans are accounted for in the income statement within “employee benefit expenses”. Payments to defined contribution plans are charged as an expense as they fall due. Payments made to state plans are dealt with as payments to defined contribution plans where the Group’s obligations under the plans are equivalent to those arising in a defined contribution plan.
Defined benefit plans
The Group’s net obligation in respect of defined benefit pension plans is calculated separately for each plan by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods; that benefit is discounted to determine its present value, and the fair value of any plan assets is deducted. The discount rate is the yield at the balance sheet date on high-quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have maturity dates approximating to the terms of the Group’s obligations. The calculation is performed by a qualified actuary using the projected unit credit method. Remeasurement gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to equity in other comprehensive income in the period in which they arise. All past-service costs are recognized immediately in the income statement.
Other long-term benefits plans
Other long-term benefits are plans, other than defined contribution plans, defined benefit plans or termination benefits, which do not fall due wholly within 12 months after the end of the period in which the employees render the related service (e.g. long service leave plans). These obligations are measured as the present value of expected future payments to be made in respect of services provided by employees up to the end of the expected reporting period, using the projected unit credit method. The calculation takes into account the expected future salary levels, experience of employee departures and periods of service. Remeasurement gains and losses arising from experience adjustments, changes in actuarial assumptions and the costs for these plans are accounted for in the income statement.
Termination benefits
Termination benefits are payable when employment is terminated by the Group before the normal retirement date, or whenever an employee accepts voluntary redundancy in exchange for these benefits. The Group recognizes termination benefits when it is demonstrably committed to a termination when the entity has a detailed formal plan to terminate the employment of current employees without possibility of withdrawal. In the case of a voluntary redundancy, the termination benefits are measured based on the number of employees expected to accept the offer.
Provisions
Provisions for legal and non-income tax claims are recognized when the Group has a present legal or constructive obligation as a result of past events, and it is probable that an outflow of economic benefits will be required to settle the obligation and the amount has been reliably estimated. If the effect is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability.
Trade payables
Trade payables are obligations to pay for services that have been acquired in the ordinary course of business from merchants and in-transit payment to tourists. Trade creditors are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). If not, they are presented as non-current liabilities.
In-transit payments to tourists
In-transit payments to tourists contain liabilities to tourists in connection with non-cash refunds and unsuccessful payments. The policy for non-cash refunds is that payments will be made within three weeks from the day Global Blue receives the refund request. In certain cases, non-cash refunds do not successfully go through, potentially due to incorrect card or bank details being provided by the traveler. These are then recognized as unsuccessful payments and accounted for as trade payables. When the legal expiration period has passed, which varies from 3 to 30 years from country to country, the unclaimed amount is treated as an extinguishment and the financial liability is released. Trade creditors and other payables are stated at amortized cost.
Other current liabilities
The expected duration of other liabilities is short, and the values are therefore recognized at nominal value without discounting. Other liabilities primarily consist of current lease liabilities, accounts payables which are obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers, VAT not related to the TFSS refunding activities and personnel-related taxes.
Business combinations
A business combination is a transaction or event in which an acquirer obtains control of one or more businesses. The Group uses the acquisition method of accounting to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred, and the equity interests issued by the Group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Acquisition-related costs are expensed as incurred. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. On an acquisition-by-acquisition basis, the Group recognizes any non-controlling interest in the acquiree either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s net assets.
The excess of the fair value of consideration transferred and the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill.